Operating Leases	12 Months Ended
Mar. 31, 2018
Operating Leases [Abstract]
Operating leases
22.	Operating leases:

The Corporation rents its premises pursuant to operating leases expiring at different dates from May 31, 2018 to September 30, 2022.

During the year ended March 31, 2018, an amount of $615,989 was recognized as an expense in respect of operating leases. An amount of $264,137 has been recorded in selling, general and administrative expenses ($377,941 for the thirteen-month period ended March 31, 2017), $143,087 ($305,458 for the thirteen-month period ended March 31, 2017) has been recorded in cost of sales and $208,765 has been recorded in research and development (nil for the thirteen-month period ended March 31, 2017). Included in these amounts are the Corporation’s share of operating costs and taxes under the terms of the leases, in the amount of $72,020 and $110,234, respectively ($76,987 and $117,800, respectively, for the thirteen-month period ended March 31, 2017).

Minimum lease payments for the next five years are $453,219 in 2019, $381,727 in 2020, $336,174 in 2021, $336,174 in 2022 and $168,087 in 2023.